Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [line items]
Potentially dilutive securities	7,510,484	6,548,110
Incentive Plan 2014
Earnings per share [line items]
Potentially dilutive securities	0	2,183,856
Share Purchase Plan 2016
Earnings per share [line items]
Potentially dilutive securities	0	3,346,960
2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	4,683,132	1,017,294
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	195,773	0
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	2,631,579	0